Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Convertible Securities Fund
Central Index Key	dei_EntityCentralIndexKey	0000791107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2015
Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.39%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	42
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	132
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	230
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	518
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 17, 1986
2005	rr_AnnualReturn2005	6.60%
2006	rr_AnnualReturn2006	12.94%
2007	rr_AnnualReturn2007	10.61%
2008	rr_AnnualReturn2008	(29.79%)
2009	rr_AnnualReturn2009	40.81%
2010	rr_AnnualReturn2010	19.24%
2011	rr_AnnualReturn2011	(6.75%)
2012	rr_AnnualReturn2012	14.47%
2013	rr_AnnualReturn2013	19.17%
2014	rr_AnnualReturn2014	2.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(15.90%)
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	9.20%
Ten Years	rr_AverageAnnualReturnYear10	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1986
Convertible Securities Funds Average | Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.56%
Five Years	rr_AverageAnnualReturnYear05	9.59%
Ten Years	rr_AverageAnnualReturnYear10	6.19%
Bank of America Merrill Lynch All US Convertibles Index | Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.44%
Five Years	rr_AverageAnnualReturnYear05	11.72%
Ten Years	rr_AverageAnnualReturnYear10	7.11%
Convertibles Composite Index | Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Five Years	rr_AverageAnnualReturnYear05	10.40%
Ten Years	rr_AverageAnnualReturnYear10	6.47%